Tidal ETF Trust
898 North Broadway, Suite 2
Massapequa, New York 11758

April 4, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the "Commission")
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:     Tidal ETF Trust (the “Trust”)
    File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Sound Fixed Income ETF, Sound Enhanced Fixed Income ETF, Sound Equity Income ETF, Sound Enhanced Equity Income ETF, and Sound Total Return ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective March 30, 2022, and filed electronically as Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A on March 29, 2022.
If you have any questions or require further information, please contact John Hadermayer at 414-721-8328 or john.hadermayer@usbank.com.

Sincerely,

/s/ John Hadermayer
John Hadermayer
Vice President
U.S. Bancorp Fund Services, LLC
As Sub-Administrator to the Tidal ETF Trust